STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS
SUPPLEMENT DATED SEPTEMBER 15, 2005 TO STATEMENT OF ADDITIONAL INFORMATION DATED JULY APRIL 1, 2005

The information on Page 52 with respect to the U.S. Government Securities Portfolio and the Diversified Growth Portfolio is replaced with the following:

PORTFOLIO MANAGERS
Portfolio                                  Portfolio Managers
---------                                 ------------------
U.S. Government Securities
Portfolio                                 Deborah Stefani and Brian E. Andersen
Diversified Growth Portfolio              John S. Cole and Robert Mitchell

The following information is added to page 52:

I.       ACCOUNTS MANAGED BY PORTFOLIO MANAGER



         The table below discloses accounts within each type of category listed below for which Brian E. Andersen was jointly and primarily responsible for day-to-day portfolio management, as of August 1, 2005.

                                                                        # of Accounts
                                          Total                         Managed that
                                          # of                          Advisory Fee         Total Assets that
                                        Accounts      Total Assets        Based on          Advisory Fee Based on
           Type of Accounts              Managed     (in Millions)       Performance             Performance
           ----------------              -------     -------------       -----------             -----------
Registered Investment Companies:            4           601,093               0                       0
Other Pooled Investment Vehicles:           0              0                  0                       0
Other Accounts:                             12          488,800               0                       0



         The table below discloses accounts within each type of category listed below for which John S. Cole was jointly and primarily responsible for day-to-day portfolio management, as of August 1, 2005.

                                                                        # of Accounts
                                          Total                          Managed that
                                          # of                           Advisory Fee         Total Assets that
                                        Accounts      Total Assets        Based on          Advisory Fee Based on
           Type of Accounts              Managed     (in Millions)       Performance             Performance
           ----------------              -------     -------------       -----------             -----------
Registered Investment Companies:            2           784,764               0                       0
Other Pooled Investment Vehicles:           0              0                  0                       0
Other Accounts:                             0              0                  0                       0

The following is added to the information on page 81:

III.     DISCLOSURE OF SECURITIES OWNERSHIP

                                                                             Dollar ($) Range of Shares Beneficially
Shares Beneficially                                                             Owned by Portfolio Manager Due to
    Owned by                                 Portfolio                      Direct or Indirect Pecuniary Interest
Brian E. Andersen                      U.S. Government Portfolio                                $0
John S. Cole                         Diversified Growth Portfolio                               $0